INCOME TAXES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
State and local income tax and franchise tax expense (benefit), continuing operations	$ 1,500,000	$ 1,400,000	$ 1,600,000
Unrecognized tax benefits	$ 0	$ 0